CURRENT FINANCIAL ASSETS AND OTHER FINANCIAL LIABILITIES - Current Financial Assets (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financial Instruments [Abstract]
Financial derivatives	€ 11,686	€ 10,388
Other financial assets	3,997	5,888
Current financial assets	€ 15,683	€ 16,276